Supplement to the
Fidelity® Series Small Cap Opportunities Fund
(formerly Fidelity Small Cap Opportunities Fund)
October 9, 2009
Prospectus

The following information replaces the similar information found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 3.

  Allocating the fund's assets across different market sectors, using different Fidelity managers.

The following information replaces and supplements the similar information found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 7.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's sector allocations will approximate the sector weightings of the Russell 2000® Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

The following information replaces the biographical information for Lionel Harris found in the "Fund Management" section on page 22.

Rich Thompson is co-manager of Series Small Cap Opportunities Fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Thompson has worked as a research analyst and portfolio manager.

SMO-09-04 November 12, 2009
1.843345.107

Supplement to the
Fidelity® Series Small Cap Opportunities Fund
(formerly Fidelity Small Cap Opportunities Fund)
Class F
October 9, 2009
Prospectus

The following information replaces the similar information found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 3.

  Allocating the fund's assets across different market sectors, using different Fidelity managers.

The following information replaces and supplements the similar information found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 7.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's sector allocations will approximate the sector weightings of the Russell 2000® Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

The following information replaces the biographical information for Lionel Harris found in the "Fund Management" section on page 17.

Rich Thompson is co-manager of Series Small Cap Opportunities Fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Thompson has worked as a research analyst and portfolio manager.

SMO-F-09-01 November 12, 2009
1.904319.100